Schedule of Additional Equity Securities Information (Details) shares in Thousands, $ in Thousands	Jun. 06, 2023 USD ($) shares
Preferred Series A Subclass 1 [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 193,900
Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	191,405
Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 2,456
Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	193
Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Beneficient Holdings Inc [Member]
Business Combination [Line Items]
Units received	178
Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Hicks Holdings Operating, LLC [Member]
Business Combination [Line Items]
Units received	14
Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	19
BCG Class B Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	193
BCG Class B Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Beneficient Holdings Inc [Member]
Business Combination [Line Items]
Units received	178
BCG Class B Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Hicks Holdings Operating, LLC [Member]
Business Combination [Line Items]
Units received	14
BCG Class A Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	19
Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 191,405
Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Beneficient Holdings Inc [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	177,195
Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Hicks Holdings Operating, LLC [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	13,222
Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	2,456
Beneficient Holdings Inc [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 177,195
Beneficient Holdings Inc [Member] | Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	178
Beneficient Holdings Inc [Member] | BCG Class B Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	178
Beneficient Holdings Inc [Member] | BCG Class A Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	9
Board of Director Bruce W Schnitzer [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 988
Board of Director Bruce W Schnitzer [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 734
Board of Director Bruce W Schnitzer [Member] | Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	1
Board of Director Bruce W Schnitzer [Member] | Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	9
Board of Director Bruce W Schnitzer [Member] | BCG Class B Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	1
Board of Director Bruce W Schnitzer [Member] | BCG Class A Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	9
Board of Director Bruce W Schnitzer [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 988
Board of Director Bruce W Schnitzer [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	734
Hicks Holdings LLC [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 13,222
Hicks Holdings LLC [Member] | Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	14
Hicks Holdings LLC [Member] | BCG Class B Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member]
Business Combination [Line Items]
Units received	14
Richard W Fisher [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 1,722
Richard W Fisher [Member] | Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	10
Richard W Fisher [Member] | BCG Class A Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	10
Board of Director Richard W Fisher [Member] | Class S Ordinary [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	10
Board of Director Richard W Fisher [Member] | BCG Class A Units [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Units received	10
Board of Director Richard W Fisher [Member] | Preferred Series A Subclass 1 [Member] | Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member]
Business Combination [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 1,722